Credit quality of financial assets - Cash and cash equivalents (Details) - Cash and cash equivalents and marketable securities - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit quality of financial assets
Credit exposure	BRL 6,833,395	BRL 4,698,920
brAAA
Credit quality of financial assets
Credit exposure	105,023
brAA+
Credit quality of financial assets
Credit exposure	116,081	1,417
brAA
Credit quality of financial assets
Credit exposure	207,419
brAA-
Credit quality of financial assets
Credit exposure	3,849,892	3,174,565
brA+
Credit quality of financial assets
Credit exposure	10,271	196,730
brA
Credit quality of financial assets
Credit exposure		145,970
A+
Credit quality of financial assets
Credit exposure	918,570	413,081
A
Credit quality of financial assets
Credit exposure	969,753	456,586
A-
Credit quality of financial assets
Credit exposure	579,480
BBB+
Credit quality of financial assets
Credit exposure	73,965	255,053
BBB
Credit quality of financial assets
Credit exposure		53,943
Other
Credit quality of financial assets
Credit exposure	BRL 2,941	BRL 1,575